Financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments - additional disclosure [abstract]
Fair value by hierarchy
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020	Jun 30, 2021	Dec 31, 2020

Marketable securities
Debt securities			24	26			24	26

Total marketable securities			24	26			24	26

Derivative financial instruments			42	159			42	159

Total marketable securities and derivative financial instruments			66	185			66	185

Long-term financial investments
Debt and equity securities	1 048	1 153			535	460	1 583	1 613

Fund investments	28	30			370	336	398	366

Contingent consideration receivables					638	625	638	625

Total long-term financial investments	1 076	1 183			1 543	1 421	2 619	2 604

Associated companies at fair value through profit or loss					223	211	223	211

Contingent consideration payables					-1 073	-1 046	-1 073	-1 046

Other financial liabilities					-17	-23	-17	-23

Derivative financial instruments			-76	-194			-76	-194

Total financial liabilities at fair value			-76	-194	-1 090	-1 069	-1 166	-1 263